COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:          COMMITMENTS AND CONTINGENT LIABILITIES

a.	Purchase commitments:

The Company has contractual obligations to purchase goods from its contract manufacturer as well as raw materials from different vendors. Purchase obligations do not include contracts that may be canceled without penalty. As of September 30, 2024, non-cancelable outstanding obligations amounted to approximately $5.9 million.

b.	Operating lease commitment:

(i)
The Company operates from leased facilities in Israel, the United States and Germany. These leases expire in 2025. A portion of the Company’s facilities leases is generally subject to annual changes in the Consumer Price Index (the “CPI”). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred.

(ii)
LL and LG lease cars for their employees under cancelable operating lease agreements expiring at various dates between 2024 and 2026. A subset of the Company’s car leases is considered variable. The variable lease payments for such car leases are based on actual mileage incurred at the stated contractual rate. LL and LG have an option to be released from these agreements, which may result in penalties in a maximum amount of approximately $28 thousand as of September 30, 2024.

The Company’s future lease payments for its facilities and cars, which are presented as current maturities of operating leases and non-current operating leases liabilities on the Company’s condensed consolidated balance sheets as of September 30, 2024 are as follows (in thousands):

2024	$342
2025	670
2026	12
Total lease payments	1,024
Less: imputed interest	(43)
Present value of future lease payments	981
Less: current maturities of operating leases	936
Non-current operating leases	$45
Weighted-average remaining lease term (in years)	0.92
Weighted-average discount rate	9.12%

Lease expense under the Company’s operating leases was $321 thousand and $269 thousand for the three months ended September 30, 2024 and 2023 respectively. For the nine months ended September 30, 2024 and 2023 the lease expense was $974 thousand and $657 thousand, respectively.

c.	Royalties

The Company’s research and development efforts are financed, in part, through funding from the Israel Innovation Authority (“IIA”). Since the Company’s inception through September 30, 2024, the Company received funding from the IIA in the total amount of $2.8 million. Out of the $2.8 million in funding from the IIA, a total amount of $1.6 million were royalty-bearing grants, $400 thousand was received in consideration of 209 convertible preferred A shares, which converted after the Company’s initial public offering in September 2014 into ordinary shares in a conversion ratio of 1 to 1, while $806 thousand was received without future obligation. The Company is obligated to pay royalties to the IIA, amounting to 3% of the sales of the products and other related revenues generated from such projects, up to 100% of the grants received. The royalty payment obligations also bear interest at the LIBOR rate. The obligation to pay these royalties is contingent on actual sales of the applicable products and in the absence of such sales, no payment is required.

As of September 30, 2024, the Company paid royalties to the IIA in the total amount of $114 thousand.

For the three and nine months ended September 30, 2024, the royalties expenses were $2 thousand. There were no royalty expenses for the three and nine months ended September 30, 2023.

As of September 30, 2024, the contingent liability to the IIA amounted to $1.6 million. The Israeli Research and Development Law provides that know-how developed under an approved research and development program may not be transferred to third parties without the approval of the IIA. Such approval is not required for the sale or export of any products resulting from such research or development. The IIA, under special circumstances, may approve the transfer of IIA-funded know-how outside Israel, in the following cases:

(a) the grant recipient pays to the IIA a portion of the sale price paid in consideration for such IIA-funded know-how or in consideration for the sale of the grant recipient itself, as the case may be, which portion will not exceed six times the amount of the grants received plus interest (or three times the amount of the grant received plus interest, in the event that the recipient of the know-how has committed to retain the R&D activities of the grant recipient in Israel after the transfer);
(b) the grant recipient receives know-how from a third party in exchange for its IIA-funded know-how; (c) such transfer of IIA-funded know-how arises in connection with certain types of cooperation in research and development activities; or (d) If such transfer of know-how arises in connection with a liquidation by reason of insolvency or receivership of the grant recipient.

In accordance with the License Agreement with Harvard, the Company is required to pay royalties on net sales. Refer to note 10 in our 2023 Form 10-K for details regarding the License Agreement.

LCAI earns royalties under a license agreement with a third party and is recognized as earned. Royalty payments for the three and nine months ended September 30, 2024, were $0 and $55 thousand, respectively. Royalty payments for the limited consolidation period ended September 30, 2023 were $31 thousand following the acquisition of AlterG in August 2023.

d.	Liens:

As part of the Company’s other long-term assets and restricted cash, an amount of $361 thousand has been pledged as security in respect of a guarantee granted to a third party. Such deposit cannot be pledged to others or withdrawn without the consent of such third party.

e.	Legal Claims:

Occasionally, the Company is involved in various claims such as product liability claims, lawsuits, regulatory examinations, investigations, and other legal matters arising, for the most part, in the ordinary course of business. The outcome of any pending or threatened litigation and other legal matters is inherently uncertain, and it is possible that resolution of any such matters could result in losses material to the Company’s consolidated results of operations, liquidity, or financial condition. Except as otherwise disclosed herein, the Company is not currently party to any material litigation.

NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Purchase commitment:

The Company has contractual obligations to purchase goods from its contract manufacturer as well as raw materials from different vendors. Purchase obligations do not include contracts that may be cancelled without penalty. As of December 31, 2023, non-cancellable outstanding obligations amounted to approximately $8.6 million.

b.	Operating lease commitment:

(i)
The Company operates from leased facilities in Israel, the United States and Germany. These leases expire between 2024 and 2025. A portion of the Company’s facilities leases is generally subject to annual changes in the Consumer Price Index (CPI). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred.

(ii)
RRL and RRG lease cars for their employees under cancelable operating lease agreements expiring at various dates in between 2024 and 2026 A subset of the Company’s cars leases is considered variable. The variable lease payments for such cars leases are based on actual mileage incurred at the stated contractual rate. RRL and RRG have an option to be released from these agreements, which may result in penalties in a maximum amount of approximately $30 thousand as of December 31, 2023.

The Company’s future lease payments for its facilities and cars, which are presented as current maturities of operating leases and non-current operating leases liabilities on the Company’s consolidated balance sheets as of December 31, 2023 are as follows (in thousands):

2024	$1,363
2025	674
2026	13
Total lease payments	2,050
Less: imputed interest	(147)
Present value of future lease payments	1,903
Less: current maturities of operating leases	(1,296)
Non-current operating leases	$607
Weighted-average remaining lease term (in years)	1.92
Weighted-average discount rate	9.21%

Total lease expenses for the years ended December 31, 2023, 2022 and 2021 were $976 thousand, $739 thousand, and $730 thousand, respectively.

c.	Royalties:

The Company’s research and development efforts are financed, in part, through funding from the Israel Innovation Authority (“IIA”). Since the Company’s inception through December 31, 2023, the Company received funding from the IIA in the total amount of $2.6 million. Out of the $2.6 million in funding from the IIA, a total amount of $1.6 million were royalty-bearing grants, $400 thousand was received in consideration of 209 convertible preferred A shares, which converted after the Company’s initial public offering in September 2014 into ordinary shares in a conversion ratio of 1 to 1, while $570 thousand was received without future obligation. The Company is obligated to pay royalties to the IIA, amounting to 3% of the sales of the products and other related revenues generated from such projects, up to 100% of the grants received. The royalty payment obligations also bear interest at the LIBOR rate. The obligation to pay these royalties is contingent on actual sales of the applicable products and in the absence of such sales, no payment is required.

As of December 31, 2023, the Company paid royalties to the IIA in the total amount of $110 thousand.

Royalties expenses in cost of revenue were $17 thousand, $7 thousand and $14 thousand, for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, the contingent liability to the IIA amounted to $1.6 million. The Israeli Research and Development Law provides that know-how developed under an approved research and development program may not be transferred to third parties without the approval of the IIA. Such approval is not required for the sale or export of any products resulting from such research or development. The IIA, under special circumstances, may approve the transfer of IIA-funded know-how outside Israel.

Additionally, the License Agreement requires the Company to pay College (“Harvard”) royalties on net sales, see Note 10 below for more information about the Collaboration Agreement (as defined below) and the License Agreement (as defined below).

d.	Liens

As part of the Company’s restricted cash and other long-term assets, as of December 31, 2023, an amount of $709 thousand has been pledged as security in respect of a guarantee granted to a third party. Such deposit cannot be pledged to others or withdrawn without the consent of such third party.

e.	Legal Claims:

Occasionally, the Company is involved in various claims such as product liability claims, lawsuits, regulatory examinations, investigations, and other legal matters arising, for the most part, in the ordinary course of business. While the outcome of any pending or threatened litigation and other legal matters is inherently uncertain, the Company does not believe the outcome of any of the matters will have a material adverse effect on the Company’s consolidated results of operation, liquidity or financial condition.